Deposits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Breakdown of Deposits

	12/31/2018			12/31/2017
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	235,248	155,592	390,840	204,363	129,599	333,962
Time deposits	95,914	155,386	251,300	82,718	129,082	211,800
Interbank	2,469	206	2,675	1,665	517	2,182
Savings accounts	136,865	0	136,865	119,980	—	119,980
Non-interest bearing deposits	72,584	0	72,584	68,976	—	68,976
Demand deposits	72,581	0	72,581	68,973	—	68,973
Others Deposits	3	0	3	3	—	3
Total	307,832	155,592	463,424	273,339	129,599	402,938